Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2020
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Cash and Cash Equivalents
5.	Cash and Cash Equivalents
Cash and cash equivalents as of December 31, 2019 and 2020 are as follows:

(in millions of Won)	2019		2020
Cash	￦	2,081	3,100
Demand deposits and checking accounts		1,581,428	2,344,259
Time deposits		701,865	1,108,111
Other cash equivalents		1,229,498	1,299,174

	￦	3,514,872	4,754,644

In connection with the jointly held accounts of joint operations and others, as of December 31, 2020, cash and cash equivalents amounting to
￦
40,319 million of subsidiaries of the Company, such as POSCO ENGINEERING & CONSTRUCTION CO., LTD., are restricted in use.